UMB FUND SERVICES, INC.
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233
                                 (414) 299-2000



February 7, 2014

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: OCM Mutual Fund
Registration No. 811-04010
Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund's Form N-CSR for the year ended, November 30, 2013. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Constance Dye Shannon
--------------------------
General Counsel